Summary of Significant Accounting Policies (Details 4) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounting Policies [Abstract]
Beginning Balance	$ 135,737	$ 434,717
Additions	73,296	136,497
Revenue recognized	(34,057)	(434,958)
Foreign exchange differences	8,218	(519)
Ending Balance	$ 183,194	$ 135,737